Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012 Potential settlements with certain states and foreign countries
Reasonably possible decrease in unrecognized tax benefits liability within the next twelve months
Reasonably possible decrease in uncertain income tax liabilities within the next twelve months	$ 138	$ 126